Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

April 20, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:	HAPC, INC.

Ladies/Gentlemen:

We are transmitting for filing Amendment No. 2 to the Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) of HAPC, INC. (“HAPC”)

The Proxy Statement was initially filed on December 7, 2006. HAPC filed Amendment No. 1 to the Proxy Statement on February 14, 2007 in response to the comments of the staff (the “Staff’) of the U.S. Securities and Exchange Commission contained in a letter dated January 17, 2007. HAPC is filing Amendment No. 2 to the Proxy Statement in response to the comments of the Staff contained in a letter dated March 26, 2007. A memorandum containing HAPC’s specific responses to the Staff’s comments is attached.

Please direct any questions regarding the attached filing to the undersigned at 212-309-6103, or to Howard Kenny at 212-309-6843.

Very truly yours,

/s/ Martina A. Brosnahan
Martina A. Brosnahan

cc:	HAPC, INC.
Erin Enright, Chief Financial Officer